11. Share-based payments (Details 1)	12 Months Ended
	Dec. 31, 2017 shares Segment R$ / shares	Dec. 31, 2016 Segment R$ / shares	Dec. 31, 2015 shares R$ / shares	Dec. 31, 2014 shares R$ / shares	Dec. 31, 2013 shares R$ / shares	Dec. 31, 2012 shares R$ / shares	Dec. 31, 2011 shares R$ / shares	Dec. 31, 2010 shares R$ / shares	Dec. 31, 2009 shares R$ / shares
Number of stock options
Options granted | shares	17,495,238
Weighted average exercise price
Options granted	R$ 8.63
Stock Option Plan [Member]
Number of stock options
Options outstanding as beginning | Segment	8,992,055
Options granted	947,767	5,742,732	1,930,844	653,130	802,296	778,912	2,722,444	2,774,640	1,142,473
Options cancelled and adjustments in estimated prescribed rights | Segment	(422,763)
Options exercised | Segment	(476,766)
Options outstanding as ending | Segment	9,040,293	8,992,055
Number of options exercisable as ending | Segment	7,307,151	6,214,124
Weighted average exercise price
Options outstanding as beginning	R$ 9.14
Options granted	8.44	R$ 2.62	R$ 9.35	R$ 11.31	R$ 12.76	R$ 12.81	R$ 27.83	R$ 20.65	R$ 10.52
Options cancelled and adjustments in estimated prescribed rights	22.37
Options exercised	5.65
Options outstanding as ending	8.63	9.14
Number of options exercisable as ending	R$ 9.59	R$ 13.66